SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 4	- SUBSEQUENT EVENTS

A.	On July 27, 2016, the Israeli Office of Chief Scientist (“OCS”) approved a grant in the amount of NIS 4.8 million ($1.25 million) for the financing of a portion of the Company’s research and development expenditures in year 2016 pursuant to the Research Law and related regulations.

The Company recognized $561 in its statements of operations for the six months ended June 30, 2016 as a deduction from research and development expenses.

B.
On August 11, 2016, the Company closed a registered direct public offering (the “Offering”) of 643,614 Ordinary Shares (the "Shares") and Pre-funded Warrants to purchase up to 2,514,281 Ordinary Shares (the “Pre-funded Warrant Shares), at a purchase price of $1.90 per Share and approximately $1.85 per Pre-funded Warrant, pursuant to a Securities Purchase Agreement with a single health-care focused institutional investor (the "Investor") dated August 8, 2016. The Pre-funded Warrants are exercisable for a period of seven years at an exercise price of NIS 0.2 (approximately $ 0.05) per share. The warrants issued are considered outstanding and are exercisable at any time from the date issued with an exercise price of nominal amount. The Company received aggregate gross proceeds of approximately $5.9 million and net proceeds, after deducting the Placement Agent Fee (described below) and other estimated offering expenses payable by the Company, of approximately $5.3 million in the Offering.

On August 11, 2016 the Investor elected to exercise 575,000 pre-funded warrants in return for gross proceeds of $28,750 and net proceeds, after deducting the Placement Agent Fee (described below), of approximately $26,737.

On August 8, 2016, the Company has entered into a Placement Agent Agreement (the "Placement Agent Agreement") with Chardan Capital Markets, LLC (“Chardan”), pursuant to which Chardan agreed to act as the Company’s placement agent in connection with the Offering. The Company agreed to pay Chardan (i) a placement agent fee of approximately $411,000 (equal to seven percent (7%) of the Offering aggregate gross proceeds); (ii) a placement agent fee of 7% of the exercise price of any pre-funded warrants that are exercised and (iii) up to $ 50,000 for out of pocket expenses and legal fees and expenses.